Income Taxes - Summary of income tax recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Taxes
Current tax	€ (1,069)	€ (1,372)		€ (584)
Deferred tax	(157)	1,537		(238)
Income taxes	€ (1,226)	€ 165	[1]	€ (822)	[1]

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.